Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 35,210	$ 15,642
Cost of revenues
Gross profit	35,210	15,642
Operating expenses
General and administrative	10,841,024	1,026,549
Depreciation and amortization	637,990	76,928
Research and development	236,710	136,404
Total expenses	11,715,724	1,239,881
Loss from operations	(11,680,514)	(1,224,239)
Other income (expenses):
Interest expense	(56,515)
Interest income	15,520
Other	(9,757)	(362)
Gain on debt extinguishment		548,563
Net other (expenses) income	(50,752)	548,201
Loss before income taxes	(11,731,266)	(676,038)
Income taxes
Net loss	$ (11,731,266)	$ (676,038)
Weighted-average common shares outstanding - basic	76,399,513	58,198,281
Weighted-average common shares outstanding - diluted	76,399,513	58,198,281
Net loss per common share - basic	$ (0.15)	$ (0.01)
Net loss per common share - diluted	$ (0.15)	$ (0.01)
DHC Acquisition Corp [Member]
Operating expenses
Total expenses	$ 2,809,965	$ 5,390,808
Loss from operations	(2,809,965)	(5,390,808)
Other income (expenses):
Interest expense
Change in fair value of warrant liability	(164,410)	8,135,024
Expense related to non-redemption agreement	(8,614,541)
Forgiveness of deferred underwriting fee	348,344
Interest income	4,360,578	4,462,497
Net other (expenses) income	(4,070,029)	12,597,521
Income taxes
Net loss	$ (6,879,994)	$ 7,206,713
DHC Acquisition Corp [Member] | Common Class A [Member]
Other income (expenses):
Weighted-average common shares outstanding - basic	9,779,707	30,945,072
Weighted-average common shares outstanding - diluted	9,779,707	30,945,072
Net loss per common share - basic	$ (0.39)	$ 0.19
DHC Acquisition Corp [Member] | Common Class A [Member] | Redeemable Common Stock [Member]
Other income (expenses):
Weighted-average common shares outstanding - basic	9,779,707	30,945,072
Weighted-average common shares outstanding - diluted	9,779,707	30,945,072
Net loss per common share - basic	$ (0.39)	$ 0.19
Net loss per common share - diluted	$ (0.39)	$ 0.19
DHC Acquisition Corp [Member] | Common Class A [Member] | Non-redeemable Common Stock [Member]
Other income (expenses):
Weighted-average common shares outstanding - basic	7,736,268	7,736,268
Weighted-average common shares outstanding - diluted	7,736,268	7,736,268
Net loss per common share - basic	$ (0.39)	$ 0.19
Net loss per common share - diluted	$ (0.39)	$ 0.19
DHC Acquisition Corp [Member] | Common Class B [Member]
Other income (expenses):
Weighted-average common shares outstanding - basic	7,736,268	7,736,268
Weighted-average common shares outstanding - diluted	7,736,268	7,736,268
Net loss per common share - basic	$ (0.39)	$ 0.19
DHC Acquisition Corp [Member] | Common Class B [Member] | Non-redeemable Common Stock [Member]
Other income (expenses):
Weighted-average common shares outstanding - basic	7,736,268	7,736,268
Weighted-average common shares outstanding - diluted	7,736,268	7,736,268
Net loss per common share - basic	$ (0.39)	$ 0.19
Net loss per common share - diluted	$ (0.39)	$ 0.19